Commitments (Details) - CAD ($) $ in Millions	1 Months Ended	6 Months Ended
	Aug. 03, 2022	Dec. 31, 2022	Jun. 30, 2022
Disclosure of contingent liabilities [line items]
Commitments for property, plant and equipment and intangible assets			$ 4,985
Purchase obligations			2,327
Leases committed not yet commenced			16
Total			7,328
Entering into significant commitments or contingent liabilities
Disclosure of contingent liabilities [line items]
Commitments for purchase obligations	$ 1,300
2022
Disclosure of contingent liabilities [line items]
Commitments for property, plant and equipment and intangible assets			826
Purchase obligations			318
Leases committed not yet commenced			7
Total			1,151
2022 | Entering into significant commitments or contingent liabilities
Disclosure of contingent liabilities [line items]
Commitments for purchase obligations		$ 28
2023
Disclosure of contingent liabilities [line items]
Commitments for property, plant and equipment and intangible assets			1,377
Purchase obligations			497
Leases committed not yet commenced			3
Total			1,877
2023 | Entering into significant commitments or contingent liabilities
Disclosure of contingent liabilities [line items]
Commitments for purchase obligations		55
2024
Disclosure of contingent liabilities [line items]
Commitments for property, plant and equipment and intangible assets			775
Purchase obligations			385
Leases committed not yet commenced			6
Total			1,166
2024 | Entering into significant commitments or contingent liabilities
Disclosure of contingent liabilities [line items]
Commitments for purchase obligations		54
2025
Disclosure of contingent liabilities [line items]
Commitments for property, plant and equipment and intangible assets			559
Purchase obligations			338
Leases committed not yet commenced			0
Total			897
2025 | Entering into significant commitments or contingent liabilities
Disclosure of contingent liabilities [line items]
Commitments for purchase obligations		91
2026
Disclosure of contingent liabilities [line items]
Commitments for property, plant and equipment and intangible assets			388
Purchase obligations			399
Leases committed not yet commenced			0
Total			787
2026 | Entering into significant commitments or contingent liabilities
Disclosure of contingent liabilities [line items]
Commitments for purchase obligations		164
THERE- AFTER
Disclosure of contingent liabilities [line items]
Commitments for property, plant and equipment and intangible assets			1,060
Purchase obligations			390
Leases committed not yet commenced			0
Total			$ 1,450
THERE- AFTER | Entering into significant commitments or contingent liabilities
Disclosure of contingent liabilities [line items]
Commitments for purchase obligations		$ 908